Virtus Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—44.1%
U.S. Treasury Bonds 1.625%, 11/15/50	$ 24,363	$20,301
U.S. Treasury Notes
2.750%, 8/15/21	7,589	7,667
1.750%, 5/31/22(1)	24,000	24,458
1.375%, 6/30/23	58,784	60,327
0.125%, 12/15/23	4,744	4,723
1.500%, 10/31/24	1,310	1,355
0.500%, 3/31/25	2,117	2,104
0.250%, 9/30/25	50,095	48,860
1.125%, 2/15/31(2)	18,715	17,683
Total U.S. Government Securities (Identified Cost $190,309)		187,478

Mortgage-Backed Securities—15.7%
Agency—12.4%
Federal Home Loan Mortgage Corp.
Pool #C04123 4.000%, 7/1/42	487	534
Pool #G60019 4.500%, 3/1/44	569	636
Pool #Q35611 4.000%, 9/1/45	1,855	2,013
Pool #V81992 4.000%, 10/1/45	1,196	1,308
Pool #G60661 4.000%, 7/1/46	1,528	1,659
Pool #Q42921 3.500%, 9/1/46	1,787	1,910
Pool #Q51758 3.500%, 10/1/47	282	300
Pool #ZM5226 3.500%, 12/1/47	1,623	1,744
Pool #Q53881 4.500%, 1/1/48	1,844	2,039
Pool #ZT0509 3.000%, 8/1/48	520	549
Pool #Q61680 4.000%, 2/1/49	1,439	1,543
Pool #QA3079 3.500%, 10/1/49	851	909
Pool #QA4766 3.500%, 11/1/49	1,586	1,690
Pool #SD0164 3.500%, 12/1/49	3,299	3,540
Pool #QA6331 3.500%, 1/1/50	325	344
Pool #QA7571 3.000%, 2/1/50	1,832	1,910
Pool #QA8967 3.000%, 4/1/50	2,373	2,475
Federal National Mortgage Association
Pool #FM1039 3.500%, 4/1/39	1,518	1,616
Pool #BO8589 3.000%, 3/1/40	303	317
Pool #BK0396 3.000%, 11/1/44	521	550
Pool #BE5050 4.000%, 9/1/45	2,203	2,438
	Par Value	Value

Agency—continued
Pool #AZ9213 4.000%, 10/1/45	$539	$591
Pool #BE7213 4.000%, 4/1/47	12	13
Pool #BH2594 3.500%, 8/1/47	890	945
Pool #BH4101 3.500%, 10/1/47	1,072	1,136
Pool #BH7058 3.500%, 12/1/47	1,360	1,440
Pool #BH9215 3.500%, 1/1/48	1,743	1,843
Pool #BN8510 3.500%, 5/1/49	530	560
Pool #BO1345 3.500%, 8/1/49	2,423	2,565
Pool #BO1351 4.000%, 8/1/49	1,122	1,207
Pool #BO3024 3.500%, 10/1/49	1,519	1,637
Pool #BO5325 3.000%, 11/1/49	547	572
Pool #BO4386 3.500%, 11/1/49	3,648	3,864
Pool #BO8894 3.000%, 12/1/49	377	394
Pool #BP5431 3.000%, 6/1/50	916	956
Pool #BP5432 3.000%, 6/1/50	1,115	1,168
Pool #BQ1405 3.000%, 8/1/50	1,954	2,042
Government National Mortgage Association I Pool #BQ1140 3.000%, 11/15/49	1,783	1,854
		52,811

Non-Agency—3.3%
BB-UBS Trust
2012-SHOW, A 144A 3.430%, 11/5/36(3)	200	209
2012-SHOW, B 144A 3.882%, 11/5/36(3)	1,465	1,506
Century Plaza Towers 2019-CPT, B 144A 2.997%, 11/13/39(3)(4)	1,495	1,544
CF Hippolyta LLC
2020-1, A1 144A 1.690%, 7/15/60(3)	983	990
2020-1, B1 144A 2.280%, 7/15/60(3)	687	699
Goldman Sachs Mortgage Securities Corp. II
2005-ROCK, A 144A 5.366%, 5/3/32(3)	1,445	1,664
2012-BWTR, A 144A 2.954%, 11/5/34(3)	575	581
Goldman Sachs Mortgage Securities Corp. Trust 2018-HULA, A (1 month LIBOR + 0.920%) 144A 1.026%, 7/15/25(3)(4)	515	515
MAD Mortgage Trust 2017-330M, A 144A 2.976%, 8/15/34(3)(4)	635	661
Morgan Stanley Capital I Trust 2014-150E, A 144A 3.912%, 9/9/32(3)	1,175	1,265
See Notes to Schedule of Investments

Virtus Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
SBA Tower Trust 144A 1.884%, 1/15/26(3)	$1,045	$1,058
Wells Fargo Commercial Mortgage Trust
2013-BTC, A 144A 3.544%, 4/16/35(3)	1,320	1,366
2021-SAVE, A (1 month LIBOR + 1.150%) 144A 1.256%, 2/15/40(3)(4)	845	847
WFRBS Commercial Mortgage Trust 2012-C10, AS 3.241%, 12/15/45	1,080	1,101
		14,006

Total Mortgage-Backed Securities (Identified Cost $64,652)		66,817

Asset-Backed Securities—4.1%
Automobiles—0.7%
Ford Credit Auto Owner Trust 2020-1, A 144A 2.040%, 8/15/31(3)	2,870	2,971
Credit Card—1.9%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 0.791%, 5/15/28(4)	3,024	2,987
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 0.876%, 5/14/29(4)	2,710	2,748
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 0.706%, 12/15/26(4)	2,365	2,391
		8,126

Other—1.5%
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	567	578
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(3)	983	1,024
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	1,975	2,088
Stack Infrastructure Issuer LLC 2021-1A, A2 144A 1.877%, 3/26/46(3)	1,220	1,214
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(3)	1,425	1,400
		6,304

Total Asset-Backed Securities (Identified Cost $17,077)		17,401

Corporate Bonds and Notes—31.9%
Communication Services—2.4%
AT&T, Inc.
2.250%, 2/1/32	967	920
3.650%, 6/1/51	2,119	2,049
3.300%, 2/1/52	1,085	977
Comcast Corp. 2.650%, 2/1/30	1,898	1,943
T-Mobile USA, Inc. 2.625%, 4/15/26	1,606	1,636
Verizon Communications, Inc.
3.150%, 3/22/30	472	498
	Par Value	Value

Communication Services—continued
3.400%, 3/22/41	$1,170	$1,188
ViacomCBS, Inc. 4.200%, 5/19/32	759	848
		10,059

Consumer Discretionary—1.8%
Ford Motor Co.
8.500%, 4/21/23	488	544
9.000%, 4/22/25	2,080	2,519
9.625%, 4/22/30	712	993
Marriott International, Inc.
2.850%, 4/15/31	1,081	1,061
3.500%, 10/15/32	1,451	1,506
NIKE, Inc. 3.375%, 3/27/50	984	1,033
		7,656

Consumer Staples—1.6%
7-Eleven, Inc. 144A 1.800%, 2/10/31(3)	1,154	1,078
Coca-Cola Co. (The) 1.000%, 3/15/28	1,989	1,889
Kohl’s Corp. 3.375%, 5/1/31	1,044	1,045
Kroger Co. (The) 3.950%, 1/15/50	1,050	1,134
Mars, Inc. 144A 2.450%, 7/16/50(3)	2,160	1,854
		7,000

Energy—4.1%
Boardwalk Pipelines LP 4.450%, 7/15/27	368	407
EOG Resources, Inc. 4.950%, 4/15/50	1,938	2,364
HollyFrontier Corp. 4.500%, 10/1/30	1,616	1,672
Marathon Petroleum Corp.
4.500%, 5/1/23	1,377	1,477
4.700%, 5/1/25	624	701
Petroleos Mexicanos 6.875%, 8/4/26	4,142	4,434
Pioneer Natural Resources Co. 1.900%, 8/15/30	2,941	2,729
Plains All American Pipeline LP 3.800%, 9/15/30	2,580	2,628
Shell International Finance B.V. 2.375%, 4/6/25	824	869
		17,281

Financials—9.6%
Avolon Holdings Funding Ltd.
144A 5.500%, 1/15/26(3)	1,196	1,323
144A 2.125%, 2/21/26(3)	2,127	2,034
144A 4.250%, 4/15/26(3)	797	835
Bank of America Corp. 3.366%, 1/23/26	568	611
BP Capital Markets America, Inc. 3.633%, 4/6/30	2,981	3,269

See Notes to Schedule of Investments

Virtus Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Charles Schwab Corp. (The) 4.000% (5)	$1,522	$1,544
Chubb INA Holdings, Inc. 1.375%, 9/15/30	1,905	1,739
Citigroup, Inc.
3.106%, 4/8/26	1,270	1,356
3.980%, 3/20/30	1,311	1,451
Ford Motor Credit Co. LLC
2.900%, 2/16/28	1,255	1,206
4.000%, 11/13/30	2,670	2,649
General Motors Financial Co., Inc.
2.750%, 6/20/25	1,995	2,083
3.600%, 6/21/30	2,002	2,112
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	869	901
JPMorgan Chase & Co.
3.207%, 4/1/23	1,100	1,130
2.301%, 10/15/25	1,123	1,169
2.739%, 10/15/30	885	899
Morgan Stanley
3.875%, 4/29/24	579	632
1.928%, 4/28/32	1,256	1,187
Nationwide Financial Services, Inc. 144A 3.900%, 11/30/49(3)	1,778	1,805
Newcrest Finance Pty Ltd. 144A 4.200%, 5/13/50(3)	1,096	1,187
OneMain Finance Corp. 4.000%, 9/15/30	2,551	2,481
Schlumberger Investment S.A. 2.650%, 6/26/30	1,846	1,859
State Street Corp. 2.200%, 3/3/31	2,000	1,949
Travelers Cos., Inc. (The)
4.050%, 3/7/48	1,271	1,460
2.550%, 4/27/50	955	854
Truist Bank 2.250%, 3/11/30	500	488
US Bank NA 2.050%, 1/21/25	712	738
		40,951

Health Care—2.0%
AbbVie, Inc. 4.250%, 11/21/49	1,872	2,118
Anthem, Inc.
1.500%, 3/15/26	2,013	2,015
3.600%, 3/15/51	1,481	1,533
Bristol-Myers Squibb Co. 4.250%, 10/26/49	463	546
CommonSpirit Health 4.187%, 10/1/49	690	744
Danaher Corp. 2.600%, 10/1/50	1,725	1,526
		8,482

Industrials—3.6%
Boeing Co. (The)
3.625%, 2/1/31	2,265	2,370
5.805%, 5/1/50	3,035	3,821
Carrier Global Corp. 3.577%, 4/5/50	2,034	1,997
	Par Value	Value

Industrials—continued
General Dynamics Corp. 4.250%, 4/1/50	$1,489	$1,779
General Electric Co. 4.350%, 5/1/50	1,024	1,137
Masco Corp. 1.500%, 2/15/28	1,186	1,139
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 10/15/27	1,447	1,605
2020-1, B 4.875%, 1/15/26	580	602
United Parcel Service, Inc. 4.450%, 4/1/30	783	915
		15,365

Information Technology—2.4%
Dell International LLC 144A 6.200%, 7/15/30(3)	618	767
HP, Inc.
3.000%, 6/17/27	884	934
3.400%, 6/17/30	1,446	1,509
Intel Corp. 3.100%, 2/15/60	1,924	1,817
Intuit, Inc. 0.950%, 7/15/25	1,591	1,579
NetApp, Inc.
1.875%, 6/22/25	750	766
2.700%, 6/22/30	2,834	2,814
		10,186

Materials—1.8%
Amcor Flexibles North America Inc 2.630%, 6/19/30	544	543
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	1,797	2,354
LYB International Finance III LLC 3.625%, 4/1/51	764	753
Newmont Corp.
2.250%, 10/1/30	1,254	1,221
6.250%, 10/1/39	1,269	1,739
Nucor Corp. 2.000%, 6/1/25	629	645
Packaging Corporation of America 4.050%, 12/15/49	532	592
		7,847

Utilities—2.6%
Berkshire Hathaway Energy Co. 2.850%, 5/15/51	1,688	1,513
Boardwalk Pipelines LP 3.400%, 2/15/31	700	699
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29	1,751	1,846
Consolidated Edison Co. of New York, Inc. 3.950%, 4/1/50	995	1,079
Dominion Energy, Inc. 3.375%, 4/1/30	1,245	1,326
Pacific Gas and Electric Co. 2.500%, 2/1/31	948	894

See Notes to Schedule of Investments

Virtus Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Utilities—continued
Southern Co. (The) 3.700%, 4/30/30	$2,380	$2,572
Transcontinental Gas Pipe Line Co. LLC 3.950%, 5/15/50	915	935
		10,864

Total Corporate Bonds and Notes (Identified Cost $131,433)		135,691

Total Long-Term Investments—95.8% (Identified Cost $403,471)		407,387

	Shares
Short-Term Investment—1.7%
Money Market Mutual Fund—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(6)	7,323,563	7,324
Total Short-Term Investment (Identified Cost $7,324)		7,324

Securities Lending Collateral—2.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(6)(7)	10,044,033	10,044
Total Securities Lending Collateral (Identified Cost $10,044)		10,044

TOTAL INVESTMENTS—99.9% (Identified Cost $420,839)		$424,755
Other assets and liabilities, net—0.1%		223
NET ASSETS—100.0%		$424,978
Abbreviations:
CDX.NA.HY	Credit Default Swap National Association High Yield
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	All or a portion of the security is segregated as collateral for open swap contracts.
(2)	All or a portion of security is on loan.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $33,063 or 7.8% of net assets.
(4)	Variable rate security. Rate disclosed is as of March 31, 2021. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(7)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
ICE	Intercontinental Exchange

Centrally Cleared credit default swaps - buy protection(1) outstanding as of March 31, 2021 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CDX.NA.HY.35	Quarterly	ICE	5.000%	12/20/25	(25,940) USD	$(2,361)	$(2,231)	$—	$(130)
Total						$(2,361)	$(2,231)	$—	$(130)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
See Notes to Schedule of Investments

Virtus Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$17,401	$—	$17,401
Corporate Bonds and Notes	135,691	—	135,691
Mortgage-Backed Securities	66,817	—	66,817
U.S. Government Securities	187,478	—	187,478
Securities Lending Collateral	10,044	10,044	—
Money Market Mutual Fund	7,324	7,324	—
Total Assets	424,755	17,368	407,387
Liabilities:
Other Financial Instruments:
Centrally Cleared Credit Default Swap	(2,361)	—	(2,361)
Total Liabilities	(2,361)	—	(2,361)
Total Investments	$422,394	$17,368	$405,026
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
See Notes to Schedule of Investments

VIRTUS SEIX TOTAL RETURN BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.